Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - Accounts Receivable [Member]	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable total	$ 34,114,329	$ 4,345,830	$ 24,228,358
Allowance for expected credit losses, net	(701,618)	(89,379)	(491,148)
Total	33,412,711	4,256,451	23,737,210
Third Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	33,416,531	4,256,937	23,658,209
Related Party [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable gross	$ 697,798	$ 88,893	$ 570,149